Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000028092
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,045	$ 11,674	$ 11,830	$ 14,491	$ 11,797	$ 12,991	$ 11,177	$ 11,011	$ 9,649	$ 9,541	$ 9,575
C000028095
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,038	12,475	12,612	15,404	12,511	13,739	11,797	11,590	10,134	9,993	10,000
C000028094
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,596	11,393	11,635	14,360	11,778	13,067	11,328	11,246	9,933	9,896	10,000
C000028098
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,201	12,595	12,714	15,513	12,585	13,803	11,835	11,619	10,152	10,005	10,000
C000028097
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 14,659	12,176	12,347	15,131	12,316	13,559	11,675	11,503	10,080	9,967	10,000
C000028096
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,219	11,852	12,046	14,811	12,097	13,363	11,533	11,396	10,015	9,940	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,240	9,928	10,000
FTSE EPRA/NAREIT Developed RE Index (net)
Account Value [Line Items]
Account Value	13,466	11,326	11,628	14,191	11,561	13,091	11,427	11,291	10,069	9,877	10,000
FTSE NAREIT Equity REIT Index
Account Value [Line Items]
Account Value	17,007	13,346	13,772	16,030	11,928	13,631	11,862	11,625	10,659	10,207	10,000
FTSE EPRA/NAREIT Developed RE Index (net)
Account Value [Line Items]
Account Value	13,466	11,326	11,628	14,191	11,561	13,091	11,427	11,291	10,069	9,877	10,000
FTSE NAREIT Equity REIT Index
Account Value [Line Items]
Account Value	17,007	13,346	13,772	16,030	11,928	13,631	11,862	11,625	10,659	10,207	10,000
FTSE EPRA/NAREIT Developed RE Index (net)
Account Value [Line Items]
Account Value	13,466	11,326	11,628	14,191	11,561	13,091	11,427	11,291	10,069	9,877	10,000
FTSE NAREIT Equity REIT Index
Account Value [Line Items]
Account Value	17,007	13,346	13,772	16,030	11,928	13,631	11,862	11,625	10,659	10,207	10,000
FTSE EPRA/NAREIT Developed RE Index (net)
Account Value [Line Items]
Account Value	13,466	11,326	11,628	14,191	11,561	13,091	11,427	11,291	10,069	9,877	10,000
FTSE NAREIT Equity REIT Index
Account Value [Line Items]
Account Value	17,007	13,346	13,772	16,030	11,928	13,631	11,862	11,625	10,659	10,207	10,000
FTSE EPRA/NAREIT Developed RE Index (net)
Account Value [Line Items]
Account Value	13,466	11,326	11,628	14,191	11,561	13,091	11,427	11,291	10,069	9,877	10,000
FTSE NAREIT Equity REIT Index
Account Value [Line Items]
Account Value	17,007	13,346	13,772	16,030	11,928	13,631	11,862	11,625	10,659	10,207	10,000
FTSE EPRA/NAREIT Developed RE Index (net)
Account Value [Line Items]
Account Value	13,466	11,326	11,628	14,191	11,561	13,091	11,427	11,291	10,069	9,877	10,000
FTSE NAREIT Equity REIT Index
Account Value [Line Items]
Account Value	$ 17,007	$ 13,346	$ 13,772	$ 16,030	$ 11,928	$ 13,631	$ 11,862	$ 11,625	$ 10,659	$ 10,207	$ 10,000